ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

[redacted]

03021802

RECD S.E.C.
JUN 9 2003
1086

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

1156820

AMENDMENT TO FORM D

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

PROCESSED
JUN 10 2003
THOMSON FINANCIAL

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Mobile Medical Industries, Inc.: Series B Convertible Preferred Stock

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [ ] New Filing [X] Amendment - Fourth and Final Subsequent Closing

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)

Mobile Medical Industries, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone No. (Including Area Code)
2500 Quantum Lakes Drive, Suite 108, Boynton Beach, FL 33426 **(561) 244-0220**

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone No. (Incl. Area Code)
(if different from Executive Offices)

Brief Description of Business
Mobile Medical Industries, Inc. provides home nursing and medical care and related diagnostic services and treatment to individuals and any similar health care related services.

Business Organization
[x] corporation
[ ] business trust
[ ] limited partnership, already formed
[ ] limited partnership, to be formed
[ ] other (please specify):

	Month	Year *		
Actual or Estimated Date of Incorporation or Organization:	[08]	[0 2]	[✓] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [D] [E]

***Pursuant to a conversion and exchange agreement, Mobile Medical Industries, LLC converted from a limited liability company (organized 12/99) into a corporation under §265 of the Delaware General Corporation Law, effective August 1, 2002.**

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Lechner, Brian

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Mobile Medical Industries, Inc., 2500 Quantum Lakes Drive, Suite 108, Boynton Beach, FL 33426

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Myrick, Kim

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Mobile Medical Industries, Inc., 2500 Quantum Lakes Drive, Suite 108, Boynton Beach, FL 33426

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual
Rodak, Joy

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Mobile Medical Industries, Inc., 2500 Quantum Lakes Drive, Suite 108, Boynton Beach, FL 33426

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual
Gibbs, David

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o GE Capital Equity Investments, Inc., 120 Long Ridge Road, Stamford, Connecticut 06927

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual
Kaplan, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Three Arch Capital, L.P., 2800 San Hill Road, Suite 270, Menlo Park, California 94025

A. BASIC IDENTIFICATION DATA

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual
Harrington, William

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Three Arch Capital, L.P., 2800 San Hill Road, Suite 270, Menlo Park, California 94025

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual
Tatum, Lisa Skeete

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o CHP II, L.P., 221 Nassau Street, Princeton, NJ 08542

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Galant, Paul

Business or Residence Address (Number and Street, City, State, Zip Code)
400 East 84th Street, Apt. 33-B, New York, New York, 10028

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Three Arch Capital, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
2800 Sand Hill Road, Suite 270, Menlo Park, California, 94025

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
CHP II, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
221 Nassau Street, Princeton, NJ, 08542

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
GE Capital Equity Investments, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
120 Long Ridge Road, Stamford, Connecticut 06927

A. BASIC IDENTIFICATION DATA

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Mobile MD, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Mobile Medical Industries, Inc., 2500 Quantum Lakes Drive, Suite 108, Boynton Beach, FL 33426

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Millennium Capital Holdings, L.L.C.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Paul Galant, Salomon Smith Barney, 388 Greenwich Street, 39th Floor, New York, New York 10013

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Accredited Health Care, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Mobile Medical Industries, Inc., 2500 Quantum Lakes Drive, Suite 108, Boynton Beach, FL 33426

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Ten-Mill of Palm Beach County, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Mobile Medical Industries, Inc., 2500 Quantum Lakes Drive, Suite 108, Boynton Beach, FL 33426

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........	Yes [ ]	No [X]
Answer also in Appendix, Column 2, if filing under ULOE.		
2. What is the minimum investment that will be accepted from any individual?...............	$ N/A	
3. Does the offering permit joint ownership of a single unit?........	Yes [X]	No [ ]
4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.	Yes [X]	No [ ]

Full Name (Last name first, if individual)
Deutsche Bank Securities Inc. (as Placement Agent)

Business or Residence Address (Number and Street, City, State, Zip Code)
31 West 52nd Street, New York, NY 10019-6118

Name of Associated Broker or Dealer
Deutsche Bank Securities Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]-X	[CO]-X	[CT]-X	[DE]	[DC]-X	[FL]-X	[GA]-X	[HI]	[ID]
[IL]-X	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]-X	[MA]-X	[MI]	[MN]-X	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]-X	[NM]	[NY]-X	[NC]-X	[ND]	[OH]-X	[OK]	[OR]	[PA]
[RI]-X	[SC]	[SD]	[TN]-X	[TX]	[UT]	[VT]	[VA]	[WA]-X	[WV]	[WI]	[WY]	[PR]

THERE WERE NO SALES MADE IN THE FOLLOWING STATES: COLORADO, FLORIDA, GEORGIA, ILLINOIS, MARYLAND, MASSACHUSETTS, MINNESOTA, OHIO, RHODE ISLAND, TENNESSEE, WASHINGTON.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price/Total Commitment	Dollar Amount of Securities Already Issued
Debt	$ 0	$ 0
Equity	$ 0	$ 0
[✓] Underlying Common Stock reserved for issuance upon conversion of outstanding Series B Preferred and upon exercise of outstanding warrant		
[✓] Series B Convertible Preferred Stock, $.001 par value ("Series B Preferred")		
Convertible Securities (including warrants): Issuance of (1) 2,616,000 shares of Series B Preferred sold at $10.00 per share, of which 16,000 shares ($160,000) were issued in exchange for services provided; and (2) two Warrants totaling $1,410,000 exercisable for Common Stock of Issuer issued for services provided. 1/	$27,570,000	$27,570,000
Partnership Interests	$ 0	$ 0
Other (Specify: ____).	$ 0	$ 0
Total	$27,570,000 2/	$27,570,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Dollar Amount of Series B Preferred & Warrants Issued
Accredited Investors	9	$27,570,000
Non-accredited Investors	$ 0	$ 0
Total (for filings under Rule 504 only)	N/A	N/A

Answer also in Appendix, Column 4, if filing under ULOE.

1/ Two Warrants to purchase common stock of Issuer were delivered to Deutsche Bank Securities Inc. ("DBS"). Exercise Price of the Warrant will be equal to the per share purchase price of $10.00.

2/ Total offering amount includes, in addition to the issuance of 2,600,000 shares of Series B Preferred to six investors at an aggregate offering price of $26,000,000: (1) $160,000 of Series B Preferred were issued in payment of professional fees for services provided by three entities in lieu of cash; and (2) two warrants for the issuance of $1,380,000 and $30,000, respectively, in Common Stock to DBS as partial payment for services provided as placement agent in lieu of cash. *See,* footnote 1/ above.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$ 0
Printing and Engraving Costs	[ ]	$ 0
Legal Fees	[X]	$ 716,750
Accounting Fees	[ ]	$ 0
Engineering Fees	[ ]	$ 0
Sales Commissions (specify finders' fees separately): Placement Fee	[X]	$ 1,380,000
Other Expenses (identify)	[ ]	$ 0
Total	[X]	$ 2,096,750

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $25,473,250

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[X]$ 700,000	[X]$ 200,000
Purchase of real estate	[ ]$ 0	[ ]$ 0
Purchase, rental or leasing and installation of machinery and equipment	[ ]$ 0	[ ]$ 0
Construction or leasing of plant buildings and facilities	[ ]$ 0	[ ]$ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ]$ 0	[X]$ 5,641,250
Repayment of indebtedness	[X]$1,422,000	[ ]$ 0
Working capital and general corporate purposes	[ ]$ 0	[X]$17,510,000
Other (specify): ______	[ ]$ 0	[ ]$ 0
______	[ ]$ 0	[ ]$ 0
Column Totals	[X]$2,122,000	[X]$23,351,250
Total Payments Listed (column totals added)	[X] $25,473,250	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Mobile Medical Industries, Inc.	Kim Myrick	**May** 28, **2003**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Kim Myrick	**Chief Financial Officer** Kim Myrick	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)